Trade and other payables, deposits received and accrued expenses - Summary of trade and other payables, deposits received and accrued expenses (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Trade And Other Payables Deposits Received And Accrued Expenses [Abstract]
Trade payables	¥ 47,117	¥ 20,713
Government grants received with conditions	187,242	184,542
Accrued payroll and social insurance	76,510	96,593
Payables for professional services	33,970	27,134
Taxes payable and others	33,126	89,486
Total other payables, deposits received and accrued expenses	330,848	397,755
Trade and other payables, deposits received and accrued expenses measured at amortized cost	¥ 377,965	¥ 418,468